Labor and social obligations (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Labor and social obligations
Salaries payable		R$ 7,489	R$ 4,235
Social charges payable	[1]	8,103	5,906
Accrued vacation.		3,675	1,972
Accrual for bonus		7,408	4,668
Other		110	3
Total		R$ 26,785	R$ 16,784

[1]	Comprised of contributions to Social Security (“INSS”) and to Government Severance Indemnity Fund for Employees (“FGTS”) as well as withholding income tax (“IRRF”) over salaries.